Provision for Site Reclamation and Closure (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Disclosure of other provisions
	December 31, 2018	December 31, 2017

Opening balance	$1,662	$1,747
Accretion	39	39
Change in estimate	190	(124)
Closing balance	$1,891	$1,662